[SRSY LOGO]                                  Stradley Ronon Stevens & Young, LLP
                                                        2600 One Commerce Square
                                                    Philadelphia, PA  19103-7098
                                                       Telephone  (215) 564-8000
                                                             Fax  (215) 564-8120
                                                                www.stradley.com

Jana L. Cresswell

JCresswell@stradley.com

215.564.8048

                                October 12, 2007

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Aberdeen Funds

Dear Sir/Madam:

     Included for initial filing under Section 8 of the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  and Section 6 of the  Securities  Act of
1933, as amended, is the Registration Statement on Form N-1A for Aberdeen Funds,
a  statutory  trust  organized  under  the laws of the  State of  Delaware  (the
"Trust").  A notification of 1940 Act registration is also being filed on behalf of the Trust via the EDGAR system.

     The Trust will operate as an open-end,  management  investment company, and initially intends to issue shares in twenty-six series (each a "Fund"): Aberdeen
Select  Equity Fund,  Aberdeen Mid Cap Growth  Fund,  Aberdeen  Select Small Cap
Fund,  Aberdeen  Select Growth Fund,  Aberdeen Select  Worldwide Fund,  Aberdeen
China   Opportunities   Fund,   Aberdeen   Developing  Markets  Fund,   Aberdeen
International  Equity Fund,  Aberdeen  Hedged Core Equity Fund,  Aberdeen Market
Neutral  Fund,  Aberdeen  Equity  Long-Short  Fund,  Aberdeen  Global  Financial
Services Fund,  Aberdeen  Global Health  Sciences Fund,  Aberdeen Global Natural
Resources Fund,  Aberdeen Global Technology and  Communications  Fund,  Aberdeen
Global  Utilities Fund,  Aberdeen Optimal  Allocations  Fund:  Growth,  Aberdeen
Optimal  Allocations Fund:  Moderate Growth,  Aberdeen Optimal Allocations Fund:
Moderate,  Aberdeen  Optimal  Allocations  Fund:  Defensive,   Aberdeen  Optimal
Allocations  Fund:  Specialty,  Aberdeen  Small  Cap  Fund,  Aberdeen  Small Cap
Opportunities  Fund,  Aberdeen  Small Cap Growth Fund,  Aberdeen Small Cap Value
Fund and Aberdeen Tax-Free Income Fund.

     The initial Funds are being  established in connection with the transaction completed on October 1, 2007, among Aberdeen Asset Management Inc. ("Aberdeen"), the investment adviser to the Funds, and Nationwide  Financial  Services,  Inc.,
Nationwide  Fund  Advisors  and  Nationwide  SA  Capital  Trust   (collectively,
"Nationwide")  pursuant to which Aberdeen  purchased from  Nationwide the active portfolio  management  business of Nationwide  Fund  Advisors and  Nationwide SA
Capital  Trust (the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

     Each Fund described in this registration statement is substantially similar to one of the following  twenty-six  series of Nationwide Mutual Funds (File No.
811-08495):  Nationwide  Leaders Fund,  Nationwide  Mid Cap Growth Leaders Fund,
Nationwide  Small  Cap  Leaders  Fund,  Nationwide  U.S.  Growth  Leaders  Fund,
Nationwide   Worldwide  Leaders  Fund,   Nationwide  China  Opportunities  Fund,
Nationwide  Emerging  Markets  Fund,   Nationwide   International  Growth  Fund,
Nationwide Hedged Core Equity Fund,  Nationwide Market Neutral Fund,  Nationwide
U.S. Growth Leaders Long-Short Fund,  Nationwide Global Financial Services Fund,
Nationwide  Global Health  Sciences Fund,  Nationwide  Global Natural  Resources
Fund,  Nationwide Global Technology and Communications  Fund,  Nationwide Global
Utilities Fund, Nationwide Optimal Allocations Fund: Growth,  Nationwide Optimal
Allocations  Fund:   Moderate  Growth,   Nationwide  Optimal  Allocations  Fund:
Moderate,  Nationwide Optimal  Allocations Fund:  Defensive,  Nationwide Optimal
Allocations  Fund:  Specialty,  Nationwide Small Cap Fund,  Nationwide Small Cap
Core Fund,  Nationwide Small Cap Growth Opportunities Fund, Nationwide Small Cap
Value Fund and Nationwide Tax-Free Income Fund.

     Aberdeen and the Trust  anticipate  submitting an exemptive  application to the U.S.  Securities  and Exchange  Commission  for  purposes of  utilizing  the manager-of-managers  structure  for certain  Funds  immediately  following  this filing.

     Please direct  questions and comments  relating to this filing to me at the above number, or in my absence, to Amy G. Smith, Esq. at (215) 564-8104.

                                                     Sincerely,

                                                     /s/Jana L. Cresswell
                                                     Jana L. Cresswell

cc:      Lucia Sitar, Esq.
         Jennifer Nichols
            Aberdeen Asset Management Inc.
         Barbara A. Nugent, Esq.

Philadelphia, PA o Malvern, PA o Wilmington, DE o Cherry Hill, NJ o Washington, DC

                  A Pennsylvania Limited Liability Partnership